FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of financial liabilities
Schedule of maximum exposure to credit risk
	December 31, 2024	December 31, 2023

Cash	14,433	13,979
Trade accounts receivables	3,905	2,260
Other accounts receivable	2,570	2,053
Promissory Notes	-	20,000
Other long-term receivables	-	2,000
Contract assets	1,486	4,091
Total	22,394	44,383

Schedule of currency risk
	December 31, 2024
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,320	401	284	12,428	14,433
Trade receivables	2	-	13	3,890	3,905
Prepaid expenses and other account receivables	145	60	251	2,114	2,570
Contract assets	-	-	20	1,466	1,486
	1,467	461	568	19,898	22,394
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	(2,312)	(2,312)
Liabilities in respect of leases- short term	(480)	(71)	(216)	(19)	(786)
Advanced payments from MDA against future orders	-	-	-	(39,296)	(39,296)
Trade payables	(976)	(339)	(459)	(1,347)	(3,121)
Payables and credit balances	(5,112)	(36)	(1,061)	(2,331)	(8,540)
	(6,568)	(446)	(1,736)	(45,305)	(54,055)
Non-current liabilities:
Liability for IIA royalties	(774)	-	-	-	(774)
Derivatives liabilities	-	-	-	(5,719)	(5,719)
Long term loans from banks	-	-	-	(67,691)	(67,691)
Liabilities in respect of leases- long term	(1,165)	(51)	(176)	-	(1,392)
Net balances	(7,040)	(36)	(1,344)	(98,817)	(107,237)
	December 31, 2023
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,120	1,372	235	11,252	13,979
Trade receivables	-	55	-	2,205	2,260
Prepaid expenses and other account receivables		2,036		17	2,053
Promissory notes	-	-	-	20,000	20,000
Other long-term receivables	-	-	-	2,000	2,000
Contract assets	-	-	128	3,963	4,091
	1,120	3,463	363	39,437	44,383
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Liabilities in respect of leases- short term	(469)	-	(144)	(26)	(639)
Advanced payments from MDA against future orders	-	-	-	(28,138)	(28,138)
Trade payables	(479)	(368)	(284)	(247)	(1,378)
Payables and credit balances	(896)	(618)	(415)	(5,942)	(7,871)
	(1,844)	(986)	(843)	(34,353)	(38,026)
Non-current liabilities:
Liability for IIA Royalties	(1,196)	-	-	-	(1,196)
Liabilities in respect of leases- long term	(1,558)	-	(495)	(14)	(2,067)
Long term loans from banks	-	-	-	(59,792)	(59,792)
Net balances	(3,478)	2,477	(975)	(54,722)	(56,698)

Schedule of sensitivity analysis
	December 31, 2024	December 31, 2023
Linked to NIS	(7,040)	(3,478)
	10%	10%
	(704)	(348)

Linked to EUR	(36)	2,477
	10%	10%
	(4)	248

Linked to GBP	(1,344)	(975)
	10%	10%
	(134)	(97)

Schedule of maturity analysis of financial liabilities
December 31, 2024	Within 30 days	1-12 Months	1-3 Years	Total
Liabilities in respect of leases- short term	(164)	(622)	-	(786)
Trade payables	(1,264)	(1,857)	-	(3,121)
Payables to related parties	(100)	(516)	-	(616)
Other Accounts Payable	(2,008)	(6,532)	-	(8,540)
Long term loans from banks, net	-	-	(67,691)	(67,691)
Liabilities in respect of leases- long term	-	-	(1,392)	(1,392)
Advanced payments from MDA against future orders	-	(39,296)	-	(39,296)
Liability for IIA royalties	-	-	(774)	(774)
Derivatives liabilities	-	-	(5,719)	(5,719)
Total	(3,536)	(48,823)	(75,576)	(127,935)

December 31, 2023	Within 30 days	1-12 Months	1-3 Years	Total
Liabilities in respect of leases- short term	(172)	(467)	-	(639)
Trade payables	(258)	(1,120)	-	(1,378)
Payables to related parties	-	(740)	-	(740)
Other accounts payable	(1,581)	(6,290)	-	(7,871)
Long term loans from banks, net	-	-	(68,020)	(68,020)
Liabilities in respect of leases- long term	-	-	(2,067)	(2,067)
Advanced payments from MDA against future orders	-	-	(28,138)	(28,138)
Liability for IIA royalties	-	-	(1,107)	(1,107)
Derivatives liabilities	-	-	(114)	(114)
Total	(2,011)	(8,617)	(99,446)	(110,074)

Schedule of fair value of financial liabilities
	Level	December 31, 2024	December 31, 2023
Financial Liabilities:
Advanced payments from MDA against future orders	3	39,296	28,138
PAS	3	5,719	114
Total		45,015	28,252

SPAC Warrant
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
SPAC Warrants
Balance at December 31, 2022	407
Issuance of warrant (SPAC transactions)	-
Changes in fair value recognized in finance expenses	(407)
Exercise of warrants	-
Balance at December 31, 2023	-
Changes in fair value recognized in finance expenses	-
Balance at December 31, 2024	-

Price adjustment shares
Fair value of financial liabilities
Schedule of changes in fair value of liabilities
PAS

Balance on December 31, 2022	19,898
Changes in fair value recognized in finance expenses	(19,784)
Balance on December 31, 2023	114
Changes in fair value recognized in finance expenses	5,605
Balance on December 31, 2024	5,719